Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of information for net revenue, cost of revenues and gross profit

For the year ended December 31, 2010

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	134,062	26,265	7,262	167,589
Cost of revenues	(40,228)	(18,787)	(2,034)	(61,049)
Gross profit	93,834	7,478	5,228	106,540

For the year ended December 31, 2011

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	277,186	51,235	2,820	331,241
Cost of revenues	(73,427)	(26,183)	(5,204)	(104,814)
Gross profit/(loss)	203,759	25,052	(2,384)	226,427

For the year ended December 31, 2012

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	47,418	893	410,803
Cost of revenues	(117,830)	(25,388)	(467)	(143,685)
Gross profit	244,662	22,030	426	267,118